As filed with the Securities and Exchange Commission on November 5, 2019.

File Nos.
002-55029
811-02605

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 67	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 59	[X]

FRANKLIN U.S. GOVERNMENT MONEY FUND
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

craig s. tyle, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Money Market Portfolios (the Master Fund) has executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 4th day of November, 2019.

FRANKLIN U.S. GOVERNMENT MONEY FUND

 (Registrant)

By: /s/Steven J. Gray

Karen L. Skidmore

Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Sonal Desai* Sonal Desai	President and Chief Executive Officer – Investment Management
Dated: November 4, 2019

Matthew T. Hinkle* Matthew T. Hinkle	Chief Executive Officer- Finance and Administration
Dated: November 4, 2019

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: November 4, 2019

Harris J. Ashton*	Trustee
Harris J. Ashton Terrence J. Checki* Terrence J. Checki Mary C. Choksi* Mary C. Choksi	Dated: November 4, 2019 Trustee Dated: November 4, 2019 Trustee Dated: November 4, 2019

Edith E. Holiday*

Trustee
Edith E. Holiday	Dated: November 4, 2019

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: November 4, 2019

Rupert H. Johnson, Jr.*

Trustee
Rupert H. Johnson, Jr.	Dated: November 4, 2019

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: November 4, 2019

Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: November 4, 2019

*By /s/ Steven J. Gray

Steven J. Gray - Attorney-in-Fact

   (Pursuant to Powers of Attorney previously filed)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly consented to the filing of this Registration Statement of Franklin Money Fund and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 4th day of November 2018.

THE MONEY MARKET PORTFOLIOS

By: /s/ Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of The Money Market Portfolios in the capacities and on the dates indicated:

Sonal Desai* Sonal Desai	President and Chief Executive Officer – Investment Management
Dated: November 4, 2019

Matthew T. Hinkle* Matthew T. Hinkle	Chief Executive Officer- Finance and Administration
Dated: November 4, 2019

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: November 4, 2019

Harris J. Ashton*	Trustee
Harris J. Ashton Terrence J. Checki* Terrence J. Checki Mary C. Choksi* Mary C. Choksi	Dated: November 4, 2019 Trustee Dated: November 4, 2019 Trustee Dated: November 4, 2019

Edith E. Holiday*

Trustee
Edith E. Holiday	Dated: November 4, 2019

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: November 4, 2019

Rupert H. Johnson, Jr.*

Trustee
Rupert H. Johnson, Jr.	Dated: November 4, 2019

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: November 4, 2019

Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: November 4, 2019

*By /s/ Steven J. Gray

Steven J. Gray - Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase